Document And Entity Information (USD $)	12 Months Ended
	Oct. 31, 2014	Dec. 12, 2014	Apr. 30, 2014
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		6,839,778
Entity Public Float			$ 20,657,234
Document Type	10-K
Document Period End Date	Oct. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false